Discontinued Operation (Details) - Schedule of assets and liabilities of the discontinued operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of assets and liabilities of the discontinued operations [Abstract]
Cash		$ 62,702
Accounts receivable, net		364,399
Accounts receivable-related party		2,075
Advance to suppliers, net		583,911
Prepaid expenses and other current assets		29,650
Inventories		310,190
Total current assets held for sale		1,352,927
Property and equipment, net		23,692,505
Intangible assets, net		4,873,547
Right of use assets		12,276
Total assets held for sale		29,931,255
Short term bank loans, net		183,960
Long term bank loans-current portion		2,299,500
Advances from customers		469,394
Deferred revenue		478,637
Accounts payable		356,234
Taxes payable		152,920
Accrued liabilities and other payables		2,957,292
Related parties balance		(254,936)
Lease liability-current		11,724
Total Current Liabilities held for sale		6,654,725
Long term bank loans		6,285,300
Total Liabilities held for sale		$ 13,414,041